Label	Element	Value
Institutional Class | Ligand Pharmaceuticals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Institutional Class | Kiniksa Pharmaceuticals International PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Institutional Class | Mirum Pharmaceuticals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Institutional Class | TG Therapeutics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Institutional Class | Patterson-UTI Energy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Institutional Class | Zeta Global Holdings Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Institutional Class | Herc Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Institutional Class | Ouster, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Institutional Class | FB Financial Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Institutional Class | Banc of California, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Institutional Class | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.90%
Institutional Class | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.80%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.90%
Institutional Class | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.80%
Institutional Class | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Institutional Class | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Institutional Class | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%